Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
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Disclosure Of Fair Value Measurement Of Derivative Liabilities Explanatory

	Year ended December 31,

	2021	2020

Balance, beginning of year	$ -	$ -

Additions	11,864,649	-

Change in fair value of derivative liabilities	(7,922,647)	-

Balance, end of year	$ 3,942,002	$ -

Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Derivative Liabilities Explanatory	The following table shows the assumptions used in the calculations:
For the Years Ended December 31, 2021 and 2020

	Issuance Date	December 31, 2021

Risk-free interest rate	1.31%	1.25%

Dividend yield	0%	0%

Expected volatility	103%	101%

Expected life (years)	5.0	4.8

Forfeiture rate	0%	0%